ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization And Summary Of Significant Accounting Policies
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Business

Overview

True Drinks Holdings, Inc. (the "Company", "us" or "we") was incorporated in the state of Nevada in January 2001 and is the holding company for True Drinks, Inc. (“True Drinks”), formed on January 19, 2012 in Delaware to create and commercialize all-natural, vitamin-enhanced drinks. Our primary business is the development, marketing, sale and distribution of our flagship product, AquaBall™ Naturally Flavored Water, a vitamin-enhanced, naturally flavored water drink packaged in our patented stacking spherical bottles. We distribute AquaBall™ nationally through select retail channels, such as grocery stores, mass merchandisers, drug stores and online. We also market and distribute Bazi® All Natural Energy, a liquid nutritional supplement drink, which is currently distributed through select retail channels, online, and through our existing database of customers.

Our principal place of business is 18552 MacArthur Boulevard, Suite 325, Irvine, California, 92612. Our telephone number is (949) 203-2500. Our corporate website address is http://www.truedrinks.com. Our common stock, par value $0.001 (“Common Stock”) is currently listed for quotation on the Over-the-Counter marketplace (“OTCQB”) under the symbol TRUU.

Recent Developments

Amendment to Series B Preferred Certificate of Designation

    On February 18, 2015, the Company filed the First Amended and Restated Certificate of Designation, Preferences, Rights and Limitations of the Series B Convertible Preferred Stock (the “Series B Amendment”) with the Nevada Secretary of State in order to: (i) eliminate certain provisions pertaining to the adjustment of the conversion price of the Series B Convertible Preferred Stock (“Series B Preferred”) and (ii) eliminate the protective provision preventing the Company from issuing securities senior to or pari passu in rank to the Series B Preferred without first receiving approval from holders of 66% of the issued and outstanding shares of Series B Preferred. The Series B Amendment was approved by the written consent of stockholders holding approximately 79% of the issued and outstanding shares of Series B Preferred.

Creation of Series C Convertible Preferred Stock.

On February 18, 2015, the Company filed the Certificate of Designation, Preferences, Rights and Limitations of the Series C Convertible Preferred Stock with the Nevada Secretary of State, designating 50,000 shares of the Company's preferred stock, par value $0.001 per share, as Series C Convertible Preferred Stock (the “Series C Preferred”). Each share of Series C Preferred has a stated value of $100 per share, and is convertible, at the option of each respective holder, into that number of shares of Common Stock equal to $100, divided by $0.15 per share (the “Series C Conversion Shares”). The Company also has the option to require conversion of the Series C Preferred into Series C Conversion Shares in the event: (i) there are sufficient authorized shares of Common Stock reserved as Series C Conversion Shares; (ii) the Series C Conversion Shares are registered under the Securities Act of 1933, or the Series C Conversion Shares are freely tradable, without restriction, under Rule 144 of the Securities Act; and (iii) the average closing price of the Company's Common Stock is at least $0.62 per share for 10 consecutive trading days.

Series C Offering

    On February 20, 2015 (the “Initial Investment Date”), the Company and certain accredited investors (the “Investors”) entered into a Securities Purchase Agreement (each a “Purchase Agreement”) wherein the Investors agreed to purchase up to 43,000 shares of Series C Preferred for $100 per share in three separate closings (the “Series C Offering”). The Company issued an aggregate total of 18,000 shares of Series C Preferred on the Initial Investment Date, 15,000 shares on April 1, 2015 and anticipates issuing the remaining 10,000 shares on or before June 30, 2015. The Purchase Agreement also provides for the appointment of one member, designated by the Investors, to the Company’s Board of Directors. As additional consideration for participating in the Series C Offering, each Investor is entitled to receive five-year warrants (the “Series C Warrants”), exercisable at $0.15 per share. Each Series C Warrant contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all Series C Warrants issued, totaling $464,164, was recorded to derivative liabilities.

Amendment to Series C Certificate of Designation.

On March 26, 2015, the Company filed the First Amended and Restated Certificate of Designation, Preferences, Rights and Limitations (the “Series C Amendment”) with the Nevada Secretary of State in order to increase the number of shares of the Company’s preferred stock designated as Series C Preferred from 50,000 to 90,000 and to permit the transactions contemplated by the Note Payments and the Note Exchange, as described below.

Note Payments and Note Exchange.

Following the filing of the Series C Amendment, on March 27, 2015, the Company and the Investors entered into an amendment to the Purchase Agreement (the “Purchase Agreement Amendment”) wherein the Company sold to one of the Investors an additional 27,000 shares of Series C Preferred (the “Additional Shares”), for gross proceeds of $2.7 million, which the Company subsequently used to satisfy approximately $2.7 million of the Company’s $3.8 million in outstanding secured promissory notes (the “Notes”) (the “Note Payments”). As additional consideration for the purchase of the Additional Shares, the Investor received five-year warrants on substantially similar terms to those offered in the Series C Offering, exercisable for $0.15 per share (the “Additional Warrants”). Each Additional Warrant contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all Additional Warrants issued, totaling $841,651, was recorded to derivative liabilities.

Following the Note Payments, the Company and each of the holders (the “Holders”) of the Notes remaining after the Note Payments entered into Note Exchange Agreements (the “Exchange Agreements”), wherein the Holders agreed to exchange all remaining principal and accrued interest of any such Notes into shares of Series C Preferred on substantially similar terms to those offered in the Series C Offering (the “Note Exchange”). As a result of the execution of the Exchange Agreements and the consummation of the Note Exchange, the Company issued to the Holders an aggregate total of 12,148 shares of Series C Preferred and Series C Warrants to purchase approximately 2.8 million shares of Common Stock. Each Series C Warrant issued in connection with the Note Exchange contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all Series C Warrants issued in connection with the Note Exchange, totaling $378,681, was recorded to derivative liabilities.

Basis of Presentation and Going Concern

The accompanying condensed consolidated balance sheet as of December 31, 2014, which has been derived from audited financial statements included in the Company’s Form 10-K for the year ended December 31, 2014, and the accompanying interim condensed consolidated financial statements have been prepared by management pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting. These interim condensed consolidated financial statements are unaudited and, in the opinion of management, include all adjustments (consisting only of normal recurring adjustments and accruals) necessary to fairly present the Company’s financial condition, results of operations and cash flows as of and for the periods presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Operating results for the three-month period ended March 31, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015, or for any other interim period during such year. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been omitted in accordance with the rules and regulations of the SEC, although the Company believes that the disclosures made are adequate to make the information not misleading. The accompanying condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2014 filed with the SEC on April 2, 2015.

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplates continuation of the Company as a going concern. As of and for the three months ended March 31, 2015, the Company incurred a net loss of $2,278,045, has negative working capital of $2,355,142, and an accumulated deficit of $20,636,126. The Company had $182,034 in cash at March 31, 2015 with $133,231 of this cash being restricted, as discussed below. The Company will require additional capital to execute its business, marketing and operating plan, and therefore sustain operations, which capital may not be available on favorable terms, if at all. The accompanying condensed consolidated financial statements do not include any adjustments that might result in the event the Company was unable to generate sufficient cash from operations, execute its business, marking or operating plan, or obtain additional working capital, if necessary.

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries True Drinks, Inc., Bazi, Inc. and GT Beverage Company, LLC. All inter-company accounts and transactions have been eliminated in the preparation of these condensed consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, derivative liabilities, provision for losses on accounts receivable, allowances for obsolete and slow moving inventory, stock compensation, deferred tax asset valuation allowances, and the realization of long-lived and intangible assets, including goodwill. Actual results could differ from those estimates.

Restricted Cash

At March 31, 2015, the Company had $133,231 in restricted cash with a financial institution securing a letter of credit. The letter of credit matures in August 2015 and was issued as part of contractual obligations related to one of our licensing agreements with Disney Consumer Products, Inc.

Accounts Receivable

We maintain an allowance for doubtful accounts, which is analyzed on a periodic basis to ensure that it is adequate to the best of management’s knowledge. Management develops an estimate of the allowance for doubtful accounts receivable based on the perceived likelihood of ultimate payment. Although the Company expects to collect amounts due, actual collections may differ from these estimated amounts. The allowance for doubtful accounts was approximately $155,000 and $162,000 at March 31, 2015 and December 31, 2014, respectively.

Concentrations

The Company has no significant off-balance sheet concentrations of credit risk such as foreign exchange contracts, options contracts or other foreign hedging arrangements.  The Company maintains the majority of its cash balances with two financial institutions.  There are funds in excess of the federally insured amount, or that are subject to credit risk, and the Company believes that the financial institutions are financially sound and the risk of loss is minimal.

We utilized a variety of suppliers to purchase raw materials for the AquaBall™ Naturally Flavored Water during the three-months ended March 31, 2015 and 2014.

During 2014 and into 2015, we relied significantly on one supplier for 100% of our purchases of certain raw materials for Bazi®.  Bazi, Inc. has sourced these raw materials from this supplier since 2007 and we do not anticipate any issues with the supply of these raw materials.

A significant portion of our revenue comes from sales of the AquaBall™ Naturally Flavored Water. For the three months ended March 31, 2015 and 2014, sales of AquaBall™ accounted for 95% and 91% of the Company’s total revenue, respectively.

Inventory

Inventory is stated at the lower of cost or market on a FIFO (first-in first-out) basis. Provisions are made to reduce excess or obsolete inventory to the estimated net realizable value. The Company purchases for resale a vitamin-enhanced flavored water beverage and a liquid dietary supplement.

Management reviews the carrying value of inventory in relation to its sales history and industry trends to determine an estimated net realizable value. Changes in economic conditions or customer demand could result in obsolete or slow moving inventory that cannot be sold or must be sold at reduced prices and could result in an inventory reserve. No inventory reserves were considered necessary as of March 31, 2015 and December 31, 2014.

Inventory is comprised of the following:

	March 31, 2015 (unaudited)	December 31, 2014
Purchased materials	$973,822	$796,609
Finished goods	455,264	566,834
Total	$1,429,086	$1,363,443

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of long-lived assets, the recoverability test is performed using undiscounted net cash flows estimated to be generated by the asset. No impairment was deemed necessary during the quarter ended March 31, 2015.

Intangible Assets

Intangible assets consists of the direct costs incurred for application fees and legal expenses associated with trademarks on the Company’s products, customer list, and the estimated value of GT Beverage Company, LLC’s interlocking spherical bottle patent. The Company’s intangible assets are amortized over their estimated remaining useful lives. The Company evaluates the useful lives of its intangible assets annually and adjusts the lives according to the expected useful life. No impairment was deemed necessary during the quarter ended March 31, 2015.

Goodwill

Goodwill represents the future economic benefits arising from other assets acquired that are individually identified and separately recognized. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but are tested for impairment at least annually, typically in the fourth quarter. No impairment charges have been recorded for goodwill.

Income Taxes

For the quarters ended March 31, 2015 and 2014, the Company incurred tax net operating losses, and accordingly, had no income tax provision. At March 31, 2015, the Company had tax net operating loss carryforwards and a related deferred tax asset, which had a full valuation allowance.

Stock-Based Compensation

For the three-month periods ended March 31, 2015 and 2014, general and administrative expenses included stock based compensation expense of $129,098 and $123,364, respectively.

The Company uses a Black-Scholes option-pricing model (the “Black-Scholes Model”) to estimate the fair value of outstanding stock options and warrants. The use of a valuation model requires the Company to make certain assumptions with respect to selected model inputs. Expected volatility is calculated based on the historical volatility of the Company’s stock price over the contractual term of the option or warrant. The expected life is based on the contractual term of the option or warrant and expected exercise and, in the case of options, post-vesting employment termination behavior. Currently, our model inputs are based on the simplified approach provided by SAB 110. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant (see Note 3, “Stock Options and Warrants”).

Fair Value Matters

The Company does not have any assets or liabilities carried at fair value on a recurring or non-recurring basis, except for derivative liabilities.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable and accrued expenses, and debt. Management believes that the carrying amount of these financial instruments approximates their fair values, due to their relatively short-term nature.

Derivative Instruments

A derivative is an instrument whose value is “derived” from an underlying instrument or index such as a future, forward, swap, option contract, or other financial instrument with similar characteristics, including certain derivative instruments embedded in other contracts (“embedded derivatives”) and for hedging activities. As a matter of policy, the Company does not invest in financial derivatives or engage in hedging transactions. However, the Company has entered into complex financing transactions that involve financial instruments containing certain features that have resulted in the instruments being deemed derivatives or containing embedded derivatives. The Company may engage in other similar complex debt transactions in the future, but not with the intention to enter into derivative instruments. Derivatives and embedded derivatives, if applicable, are measured at fair value using the binomial lattice (“Binomial Lattice”) pricing model and marked to market and reflected on our condensed consolidated statement of operations as other (income) expense at each reporting period. However, such new and/or complex instruments may have immature or limited markets. As a result, the pricing models used for valuation of derivatives often incorporate significant estimates and assumptions, which may impact the level of precision in the financial statements. Furthermore, depending on the terms of a derivative or embedded derivative, the valuation of derivatives may be removed from the financial statements upon conversion of the underlying instrument into some other security.

Net Loss Per Share

Earnings per share requires presentation of both basic earnings per common share and diluted earnings per common share.  Since the Company has a net loss for all periods presented, Common Stock equivalents are not included in the weighted average calculation since their effect would be anti-dilutive.  At March 31, 2015 and 2014, the Company had 155,365,213 and 90,832,975 shares of Common Stock equivalents outstanding, respectively.

Research and Development

Research and development costs are expensed as incurred.

Recent Accounting Pronouncements

Except as noted below, the Company has reviewed all recently issued, but not yet effective accounting pronouncements and has concluded that there are no recently issued, but not yet effective pronouncements that may have a material impact on the Company’s future financial statements.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers: Topic 606. This ASU outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. This accounting standard is effective for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Early adoption is not permitted. The Company is currently evaluating the impact this accounting standard will have on the Company's financial position, results of operations or cash flows.

Overview

True Drinks Holdings, Inc. (the "Company", "us" or "we") was incorporated in the state of Nevada in January 2001 and is the holding company for True Drinks, Inc. (“True Drinks”), formed on January 19, 2012 in Delaware to create and commercialize all-natural, vitamin-enhanced drinks. Our primary business is the development, marketing, sale and distribution of our flagship product, AquaBall™ Naturally Flavored Water, a vitamin-enhanced, naturally flavored water drink packaged in our patented stacking spherical bottles. We distribute AquaBall™ nationally through select retail channels, such as grocery stores, mass merchandisers, drug stores, club stores and online. We also market and distribute Bazi® All Natural Energy, a liquid nutritional supplement drink, which is currently distributed through select retail channels, online, and through our existing database of customers.

Our principal place of business is 18552 MacArthur Boulevard, Suite 325, Irvine, California, 92612. Our telephone number is (949) 203-2500. Our corporate website address is http://www.truedrinks.com. Our Common Stock, par value $0.001 (“Common Stock”) is currently listed for quotation on the Over-the-Counter marketplace (“OTCQB”) under the symbol TRUU.

Recent Developments

Amendment to Series B Preferred Certificate of Designation. On February 18, 2015, the Company filed the First Amended and Restated Certificate of Designation, Preferences, Rights and Limitations of the Series B Convertible Preferred Stock (the “Series B Amendment”) with the Nevada Secretary of State in order to: (i) eliminate certain provisions pertaining to the adjustment of the conversion price of the Series B Convertible Preferred Stock (“Series B Preferred”) and (ii) eliminate the protective provision preventing the Company from issuing securities senior to or pari passu in rank to the Series B Preferred without first receiving approval from holders of 66% of the issued and outstanding shares of Series B Preferred. The Series B Amendment was approved by the written consent of stockholders holding approximately 79% of the issued and outstanding shares of Series B Preferred.

Creation of Series C Convertible Preferred Stock. On February 18, 2015, the Company filed the Certificate of Designation, Preferences, Rights and Limitations of the Series C Convertible Preferred Stock with the Nevada Secretary of State, designating 50,000 shares of the Company's preferred stock, par value $0.001 per share, as Series C Convertible Preferred Stock (the “Series C Preferred”). Each share of Series C Preferred has a stated value of $100 per share (the “Stated Value”), and is convertible, at the option of each respective holder, into that number of shares of Common Stock equal to the Stated Value, divided by $0.15 per share (the “Conversion Shares”). The Company also has the option to require conversion of the Series C Preferred into Conversion Shares in the event: (i) there are sufficient authorized shares of Common Stock reserved as Conversion Shares; (ii) the Conversion Shares are registered under the Securities Act of 1933, or the Conversion Shares are freely tradable, without restriction, under Rule 144 of the Securities Act; and (iii) the average closing price of the Company's Common Stock is at least $0.62 per share for 10 consecutive trading days.

Series C Offering. On February 20, 2015 (the “Initial Investment Date”), the Company and certain accredited investors (the “Investors”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) wherein the Investors agreed to purchase up to 43,000 shares of Series C Preferred for $100 per share in three separate closings (the Series C Offering”). The Company issued an aggregate total of 18,000 shares of Series C Preferred on the Initial Investment Date, 15,000 shares on April 1, 2015 and anticipates issuing the remaining 10,000 shares on or before June 30, 2015. The Purchase Agreement also provides for the appointment of one member, designated by the Investors, to the Company’s Board of Directors. As additional consideration for participating in the Series C Offering, each Investor will receive five-year warrants (the “Warrants”), exercisable for $0.15 per share, to purchase that number of shares of the Company's Common Stock equal to 35% of the Conversion Shares issuable upon conversion of each Investor’s Shares (the “Warrant Shares”). In addition to the Purchase Agreement, the Company and the Investors entered into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company agreed to file a Registration Statement on Form S-1 with the Securities and Exchange Commission on or before July 1, 2015 in order to register the Warrant Shares issuable upon exercise of the Warrants, and the Conversion Shares issuable upon conversion of the Shares, under the Securities Act.

Amendment to Series C Certificate of Designation. On March 26, 2015, the Company filed the First Amended and Restated Certificate of Designation, Preferences, Rights and Limitations (the “Series C Amendment”) with the Nevada Secretary of State in order to increase the number of shares of the Company’s preferred stock designated as Series C Preferred from 50,000 to 90,000 and to permit the transactions contemplated by the Note Payments and the Note Exchange, as described below.

Note Payments and Note Exchange. Following the filing of the Series C Amendment, on March 27, 2015, the Company and the Investors entered into an amendment to the Purchase Agreement (the “Purchase Agreement Amendment”) wherein the Company sold to one of the Investors an additional 27,000 shares of Series C Preferred (the “Additional Shares”), for gross proceeds of $2.7 million, which the Company subsequently used to satisfy approximately $2.7 million of the Company’s $3.8 million in outstanding secured promissory notes (the “Notes”) (the “Note Payments”). As additional consideration for the purchase of the Additional Shares, the Investor received additional Warrants to purchase Warrant Shares equal to 35% the Conversion Shares issuable upon conversion of the Additional Shares.

Following the Note Payments, the Company and each of the holders (the “Holders”) of the Notes remaining after the Note Payments entered into Note Exchange Agreements (the “Exchange Agreements”), wherein the Holders agreed to exchange all remaining principal and accrued interest of any such Notes into shares of Series C Preferred on substantially similar terms to those offered in the Series C Offering (the “Note Exchange”). As a result of the execution of the Exchange Agreements and the consummation of the Note Exchange, the Company issued to the Holders an aggregate total of 12,148 shares of Series C Preferred and Warrants to purchase approximately 2.8 million Warrant Shares.

 Basis of Presentation and Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplates continuation of the Company as a going concern. For the year ended December 31, 2014, the Company incurred a net loss of $8,116,603. At December 31, 2014, the Company has negative working capital of $4,750,656 and an accumulated deficit of $18,358,081. A significant amount of additional capital will be necessary to advance the marketability of the Company's products to the point at which the Company can sustain operations. These conditions, among others, raise substantial doubt about the Company's ability to continue as a going concern. Management's plans are to continue to raise capital through equity and debt offerings, and to expand sales as rapidly as economically viable. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Principles of Consolidation

The accompanying financial statements include the accounts of the Company and its wholly owned subsidiaries True Drinks, Inc., Bazi, Inc. and GT Beverage Company, LLC. All inter-company accounts and transactions have been eliminated in the preparation of these consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates made by management include, among others, provision for losses on accounts receivable, allowances for obsolete and slow moving inventory, stock compensation, deferred tax asset valuation allowances, derivative liabilities, and the realization of long-lived and intangible assets, including goodwill. Actual results could differ from those estimates.

Revenue Recognition

In accordance with Staff Accounting Bulletin ("SAB") No. 104 “Revenue Recognition in Financial Statements”, revenue is recognized at the point of shipment, at which time title is passed. Net sales include sales of products, slotting fees, discounts and freight and handling charges. With approved credit, we provide wholesale customers payment terms of up to net 30 days. Amounts received for unshipped merchandise are recorded as customer deposits and are included in accrued expenses.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less, to be cash equivalents. The Company maintains cash with high credit quality financial institutions. At certain times, such amounts may exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The Company has not experienced any losses on these amounts. At December 31, 2014 and 2013, the Company had no cash equivalents.

Restricted Cash

     The Company had $133,198 and $133,065 in restricted cash with a financial institution securing a letter of credit at December 31, 2014 and 2013, respectively. The letter of credit matures in August 2015 and was issued as part of contractual obligations related to one of our licensing agreements with Disney Consumer Products, Inc.

Accounts Receivable

     We maintain an allowance for doubtful accounts, which is analyzed on a periodic basis to ensure that it is adequate to the best of management’s knowledge. Management develops an estimate of the allowance for doubtful accounts receivable based on its own judgment as to the likelihood of ultimate payment. Although the Company expects to collect amounts due, actual collections may differ from these estimated amounts. The allowance was approximately $162,000 and $210,000 at December 31, 2014 and December 31, 2013, respectively.

Concentrations

The Company has no significant off-balance sheet concentrations of credit risk such as foreign exchange contracts, options contracts or other foreign hedging arrangements. The Company maintains the majority of its cash balances with two financial institutions. There are funds in excess of the federally insured amount, or that are subject to credit risk, and the Company believes that the financial institutions are financially sound and the risk of loss is minimal.

We utilized a variety of suppliers to purchase raw materials for the AquaBall™ Naturally Flavored Water during the year ended December 31, 2014.

During 2014, we relied significantly on one supplier for 100% of our purchases of certain raw materials for Bazi®. Bazi, Inc. has sourced these raw materials from this supplier since 2007 and does not anticipate any issues with the supply of these raw materials.

A significant portion of our revenue comes from sales of the AquaBall™ Naturally Flavored Water. For the year ended December 31, 2014 and 2013, sales of AquaBall™ accounted for 95% and 90% of the Company’s total revenue, respectively.

Fair Value Matters

The Company does not have any assets or liabilities carried at fair value on a recurring or non-recurring basis, except for derivative liabilities.

The Company’s financial instruments consist of cash, accounts receivable, accounts payable and accrued expenses, and notes payable. Management believes that the carrying amount of these financial instruments approximates their fair values, due to their relatively short-term nature.

Inventory

Inventory is stated at the lower of cost or market on a FIFO (first-in first-out) basis. Provision is made to reduce excess or obsolete inventory to the estimated net realizable value. The Company purchases for resale a vitamin-enhanced flavored water beverage and a liquid dietary supplement.

Management reviews the carrying value of inventory in relation to its sales history and industry trends to determine an estimated net realizable value. Changes in economic conditions or customer demand could result in obsolete or slow moving inventory that cannot be sold or must be sold at reduced prices and could result in an inventory reserve. No inventory reserves were considered necessary as of December 31, 2014 or 2013.

Inventory is comprised of the following:

	December 31, 2014	December 31, 2013
Purchased materials	$796,609	$659,835
Finished goods	566,834	396,921
	$1,363,443	$1,056,756

Property and Equipment

Property and equipment are stated at cost. The Company provides for depreciation of property and equipment using the straight-line method based on estimated useful lives of between three and ten years. Property and equipment is not significant to the consolidated financial statements as of or for the years ended December 31, 2014 and 2013.

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of long-lived assets, the recoverability test is performed using undiscounted net cash flows estimated to be generated by the asset. An impairment was not deemed necessary in 2014 or 2013.

Intangible Assets

Intangible assets consists of the direct costs incurred for application fees and legal expenses associated with trademarks on the Company’s products, customer list, and the estimated value of GT Beverage Company, LLC’s interlocking spherical bottle patent acquired on March 31, 2012. The Company’s intangible assets are amortized over their estimated remaining useful lives. The Company evaluates the useful lives of its intangible assets annually and adjusts the lives according to the expected useful life. No impairment was deemed necessary as of December 31, 2014 or December 31, 2013.

Goodwill

Goodwill represents the future economic benefits arising from other assets acquired that are individually identified and separately recognized. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but are tested for impairment at least annually.

Income Taxes

The Company accounts for income taxes in accordance with FASB Accounting Standards Codification 740 (“ASC Topic 740”), formerly Statement of Financial Accounting Standards No. 109, “Accounting for Income Taxes” (“SFAS 109”). Under the asset and liability method of ASC Topic 740, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.

Stock-Based Compensation

Total stock-based compensation expense, for all of the Company’s stock-based awards recognized for the year ended December 31, 2014 and 2013 was $497,271 and $794,165, respectively.

The Company uses a Black-Scholes option-pricing model (the “Black-Scholes Model”) to estimate the fair value of the stock option and warrants. The use of a valuation model requires the Company to make certain assumptions with respect to selected model inputs. Expected volatility is calculated based on the historical volatility of the Company’s stock price over the contractual term of the option. The expected life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently it is based on the simplified approach provided by SAB 107. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant (see Note 3 below).

Shares, warrants and options issued to non-employees for services are accounted for at fair value, based on the fair value of instrument issued or the fair value of the services received, whichever is more readily determinable.

Derivative Instruments

A derivative is an instrument whose value is “derived” from an underlying instrument or index such as a future, forward, swap, option contract, or other financial instrument with similar characteristics, including certain derivative instruments embedded in other contracts (“embedded derivatives”) and for hedging activities. As a matter of policy, the Company does not invest in financial derivatives or engage in hedging transactions. However, the Company has entered into complex financing transactions that involve financial instruments containing certain features that have resulted in the instruments being deemed derivatives or containing embedded derivatives. The Company may engage in other similar complex debt transactions in the future, but not with the intention to enter into derivative instruments. Derivatives and embedded derivatives, if applicable, are measured at fair value using the binomial lattice- (“Binomial Lattice”) pricing model and marked to market and reflected on our consolidated statement of operations as other (income) expense at each reporting period. However, such new and/or complex instruments may have immature or limited markets. As a result, the pricing models used for valuation of derivatives often incorporate significant estimates and assumptions, which may impact the level of precision in the financial statements. Furthermore, depending on the terms of a derivative or embedded derivative, the valuation of derivatives may be removed from the financial statements upon conversion of the underlying instrument into some other security.

Net Loss Per Share

Earnings per share require presentation of both basic earnings per common share and diluted earnings per common share. Since the Company has a net loss for all periods presented, Common Stock equivalents are not included in the weighted average calculation since their effect would be anti-dilutive. At December 31, 2014 and 2013, the Company had 101,200,639 and 72,900,080 shares of Common Stock equivalents outstanding, respectively.

Research and Development

Research and development costs are expensed as incurred.

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers: Topic 606. This ASU outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. This accounting standard is effective for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Early adoption is not permitted. The Company is currently evaluating the impact this accounting standard will have on the Company's financial position, results of operations or cash flows.